CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2017	Jun. 30, 2016
Current assets:
Cash and cash equivalents	$ 591	$ 10,327
Prepaid expenses	322	1,294
Deposits and other current assets	110	6
Total current assets	1,023	11,627
Property and equipment, net of accumulated depreciation of $2,097 and $2,075	53	51
Unproved oil and gas properties excluded from amortization (Full-Cost Method)	4,653
Total property and equipment and unproved oil and gas properties, net	4,706	51
Total assets	5,729	11,678
Current Liabilities:
Accounts payable and accrued expenses	2,169	1,743
Total current liabilities	2,169	1,743
Warrants derivative liability	205
Total Liabilities	2,374	1,743
Commitments and contingencies (Note 6)
Shareholders' equity:
Preferred stock, $0.001 par value; 20,000,000 authorized, 1,191 and -0- shares issued and outstanding as of March 31, 2017 and June 30, 2016, respectively
Common stock, $0.001 par value, 87,000,000 shares authorized; 21,840,146 and 21,046,591 shares issued and outstanding as of March 31, 2017 and June 30, 2016, respectively	170	169
Additional paid-in capital	320,142	317,757
Accumulated deficit	(316,957)	(307,991)
Total shareholders' equity	3,355	9,935
Total liabilities and shareholders' equity	$ 5,729	$ 11,678